Related Party Balances and Transactions (Tables)	12 Months Ended
Mar. 31, 2026
Related Party Balances and Transactions [Abstract]
Schedule of Relationships With Related Parties

The Company’s relationships with related parties who had transactions with the Company are summarized as follows:

Related Party Name	Relationship to the Company
Mr. Ching Tim Hoi (“Mr. Ching”)	Chief Executive Officer and a director of the Company, Director of Pure Beauty, Director of Raytech Holdings Company Limited, and Executive Director of Zhongshan Raytech. Mr. Ching ceased to be the controlling shareholder of the Company during the year ended March 31, 2026 following disposals of shares in August 2025 and February 2026 (beneficial ownership of approximately 2.26% per his Schedule 13D/A, approximately 1.05% following the June 2026 registered direct offering), and ceased to be Chairman of the Board on April 15, 2026.
Zhongshan Raytech Electric Appliances Manufacturing Company Limited (“Zhongshan Raytech”)	An entity controlled by Mr. Ching
Raytech Holdings Company Limited	An entity controlled by Mr. Ching, from which the Company leases its principal executive office.
Mr. Ling Chun Yin (“Mr. Ling”)	Director of the Company (resigned on January 2, 2026)
Ms. Wang Yafeng	Former shareholder of Worry free and holder of the promissory note issued by Raytech Innovation
Yuan Chun Holding Co.	A substantial shareholder of the Company (approximately 9.6% of the Ordinary Shares), controlled by Mr. Wang Tao
Mr. Liu Zhiwei / Chunda International Capital Management Limited	Beneficial owner of approximately 17.9% of the Ordinary Shares since February 2026 per Schedule 13D (approximately 8.31% of the enlarged share capital following the June 2026 registered direct offering).
Mr. Peng Yi	Director of Raytech Innovation Limited

Schedule of Accounts Payables Related Parties

Due to related parties consisted of the following:

	As of March 31,
	2025	2026	2026
	HKD	HKD	US$
Name of related parties
Zhongshan Raytech	12,759,342	19,972,442	2,547,505
Raytech Holdings Company Limited	2,225,051	–	–
Total	14,984,393	19,972,442	2,547,505

Schedule of Related Party Transactions
b.	Purchase products from related parties

	For the years ended March 31,
	2024	2025	2026	2026
	HKD	HKD	HKD	US$
Name of related parties
Zhongshan Raytech	47,704,656	53,756,425	62,846,481	8,016,133
Raytech Holdings Company Limited	–	2,225,051	2,430,400	310,000
Total	47,704,656	55,981,476	65,276,881	8,326,133
c.	Office leasing from a related party

	For the years ended March 31,
	2024	2025	2026	2026
	HKD	HKD	HKD	US$
Name of a related party
Raytech Holdings Company Limited	–	300,000	300,000	38,265
Total	–	300,000	300,000	38,265
d.	Commission from a related party

	For the years ended March 31,
	2024	2025	2026	2026
	HKD	HKD	HKD	US$
Name of a related party
Mr. Ling	–	487,216	139,686	17,817
Total	–	487,216	139,686	17,817